Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Interest rate swaps	$ (8,862)	$ 37,326
Reclassification to Interest and Finance Costs	21,596	20,030
Total	12,734	57,356
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	(8,862)	37,326
Reclassification to Interest and Finance Costs	21,596	20,030
Total	12,734	57,356
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	(121)	0
Total	$ (121)	$ 0